Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Summary of Option Activities

The following table summarizes the Company’s share option activities for the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price per Option	Weighted Average Grant Date Fair Value per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2023	488,168,651	0.1470	0.1955	7.33	7,266
Granted	117,443,700	0.0000	0.0680	-	-
Forfeited	(44,777,681)	0.1505	0.1738	-	-
Exercised	(50,619,133)	0.0019	0.0695	-	-
Share options outstanding as of December 31, 2024	510,215,537	0.0586	0.0962	6.86	41,488
Vested and expected to vest as of December 31, 2024	510,215,537	0.0586	0.0962	6.86	41,488
Exercisable as of December 31, 2024	250,685,222	0.0966	0.0999	5.34	15,315

Summary of Assumptions Used to Value the Share Options

The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the year ended December 31,
	2022	2023	2024
Fair value of ordinary shares (US$)	1.75-10.78	1.30-3.37	1.00-2.67
Risk-free interest rate (%)	1.52-4.10	3.52-4.77	3.88-4.52
Expected volatility (%)	48-55	54-56	53-55
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—

Summary of Recognized Share Based Compensation Expenses

The Group recognized aggregate share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Fulfillment expenses	45,979	28,573	20,653	2,829

Sales and marketing expenses	8,138	2,872	5,576	764
Product development expenses	113,965	70,164	56,895	7,795
General and administrative expenses	67,794	35,037	35,366	4,845
Total	235,876	136,646	118,490	16,233